Earnings per Share - Computation of Earnings per Share (EPS) (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Net income (loss)		$ 2,272	$ 259	$ 1,599
Less: Net income (loss) attributable to non-controlling interests		57	59	73
Net income (loss) attributable to stockholders		$ 2,215	$ 200	$ 1,526
Weighted average number of shares outstanding (after deduction of treasury shares) during the year		338,646	338,477	239,764
Plus incremental shares from assumed conversion of:
Options	[1]	4,517	5,582	6,194
Restricted Share Units, Performance Share Units and Equity Rights	[2]	2,639	3,548	4,158
Warrants	[3]	0	0	0
Dilutive potential common share		7,156	9,130	10,352
Adjusted weighted average number of shares outstanding (after deduction of treasury shares) during the year	[1]	345,802	347,607	250,116
Basic net income (loss)		$ 6.54	$ 0.59	$ 6.36
Diluted net income (loss)		$ 6.41	$ 0.58	$ 6.10

[1]	Stock options to purchase up to 0.1 million shares of NXP's common stock that were outstanding in 2017 (2016: 1.4 million shares; 2015: 0.7 million shares) were anti-dilutive and were not included in the computation of diluted EPS because the exercise price was greater than the average fair market value of the common stock or the number of shares assumed to be repurchased using the proceeds of unrecognized compensation expense and exercise prices was greater than the weighted average number of shares underlying outstanding stock options.
[2]	Unvested RSU's, PSU's and equity rights of 0.7 million shares that were outstanding in 2017 (2016: 0.9 million shares; 2015: 0.5 million shares) were anti-dilutive and were not included in the computation of diluted EPS because the number of shares assumed to be repurchased using the proceeds of unrecognized compensation expense was greater than the weighted average number of outstanding unvested RSU's, PSU's and equity rights or the performance goal has not been met.
[3]	Warrants to purchase up to 11.2 million shares of NXP's common stock at a price of $133.32 per share were outstanding in 2017 (2016: 11.2 million shares at a price of $133.32; 2015: 11.2 million shares at a price of $133.32). Upon exercise, the warrants will be net share settled. At the end of 2017, 2016 and 2015, the warrants were not included in the computation of diluted EPS because the warrants' exercise price was greater than the average fair market value of the common shares.